Equity (Tables)	12 Months Ended
Oct. 31, 2025
Equity [Abstract]
Schedule of Warrants Activity

A summary of warrants activity was as follows:

		Weighted average
	Number of	exercise price per share	Weighted average life	Expiration
	warrants	($)	Years	dates
Balance of warrants outstanding as of October 31, 2023	-	-	-	-
- September 2024 Warrants issued in connection with the September Note	961,807	4.15	5.0	September 15, 2029
Balance of warrants outstanding and exercisable as of October 31, 2024	961,807	4.15	4.9	-
Exercised	(961,807)	-	-	-
Balance of warrants outstanding and exercisable as of October 31, 2025	-	-	-	-